Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Categories Of Current Financial Assets [Abstract]
Other Non-Current Assets	12. OTHER NON-CURRENT ASSETS
	December 31, 2021	December 31, 2020
	US$’000	US$’000
Value-added Tax (“VAT”) recoverable	4,080	3,542
Prepaid expenses	1,068	431
	5,148	3,973